Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share Capital	Share Premium account	Capital redemption reserve.	Merger reserve.	Other reserves	Retained earnings.	Total attributable to owners of the parent	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2016	$ 316	$ 4,351	$ 153	$ 448	$ 1,446	$ 8,140	$ 14,854	$ 1,815	$ 16,669
Profit for the period						3,001	3,001	(133)	2,868
Other comprehensive income (loss)						639	639		639
Transfer to other reserves					(18)	18
Dividends						(3,543)	(3,543)		(3,543)
Issue of Ordinary Shares	1	42					43		43
Share-based payments charge for the period						220	220		220
Settlement of share plan awards						(254)	(254)		(254)
Net movement	1	42			(18)	81	106	(133)	(27)
Equity at end of period at Dec. 31, 2017	317	4,393	153	448	1,428	8,221	14,960	1,682	16,642
Profit for the period						2,155	2,155	(105)	2,050
Other comprehensive income (loss)						(1,058)	(1,058)	(1)	(1,059)
Transfer to other reserves					12	(12)
Dividends						(3,539)	(3,539)		(3,539)
Issue of Ordinary Shares		34					34		34
Share-based payments charge for the period						219	219		219
Settlement of share plan awards						(212)	(212)		(212)
Net movement		34			12	(2,538)	(2,492)	(106)	(2,598)
Equity at end of period at Dec. 31, 2018	317	4,427	153	448	1,440	5,683	12,468	1,576	14,044
Adoption of new accounting standard						(91)	(91)		(91)
Profit for the period						1,335	1,335	(108)	1,227
Other comprehensive income (loss)						(612)	(612)	1	(611)
Transfer to other reserves					5	(5)
Dividends						(3,579)	(3,579)		(3,579)
Issue of Ordinary Shares	11	3,514					3,525		3,525
Share-based payments charge for the period						259	259		259
Settlement of share plan awards						(323)	(323)		(323)
Net movement	11	3,514			5	(2,871)	659	(107)	552
Equity at end of period at Dec. 31, 2019	$ 328	$ 7,941	$ 153	$ 448	$ 1,445	2,812	13,127	$ 1,469	14,596
Adoption of new accounting standard						$ (54)	$ (54)		$ (54)